Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
Schedule of Inventories consisted

Inventories consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Raw materials	$492,765	$745,543
Working in processing	558,135	282,634
Finished goods	1,758,830	1,347,715
Less: Allowance for inventories write-down	(6,069)	(54,897)
Total inventory	$2,803,661	$2,320,995

Schedule of Allowance for Inventories Write-down

The movements of Allowance for inventories write-down are as follows:

	As of March 31,
	2026	2025
Beginning of the year	$54,897	$19,768
Allowance for inventories write-down	-	35,129
Write-off	(48,828)	-
End of the year	$6,069	$54,897